As filed with the Securities and Exchange                      File No. 33-59749
Commission on December 17, 1999                                File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on December 17, 1999, pursuant to paragraph (b) of Rule 485
     --------

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)


FORM N-4
ITEM NO.                          PART A (PROSPECTUS)                    LOCATION - PROSPECTUS DATED MAY 3, 1999, AND AS
                                                                          AMENDED BY SUPPLEMENT DATED DECEMBER 17, 1999

    1           Cover Page...........................................    Cover Page

    2           Definitions..........................................    Not Applicable

    3           Synopsis.............................................    Contract Overview, and as amended; Fee Table

    4           Condensed Financial Information......................    Condensed Financial Information; Appendix IV -
                                                                         Condensed Financial Information

    5           General Description of Registrant, Depositor, and
                Portfolio Companies..................................    Other Topics - The Company, and as amended;
                                                                         Variable Annuity Account I; Appendix III -
                                                                         Description of Underlying Funds

    6           Deductions and Expenses..............................    Fees

    7           General Description of Variable Annuity Contracts....    Contract Overview, and as amended; Other Topics

    8           Annuity Period.......................................    The Income Phase

    9           Death Benefit........................................    Death Benefit

   10           Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

   11           Redemptions..........................................    Right to Cancel; Withdrawals

   12           Taxes................................................    Taxation

   13           Legal Proceedings....................................    Other Topics - Legal Matters and Proceedings

FORM N-4
ITEM NO.                          PART A (PROSPECTUS)                    LOCATION - PROSPECTUS DATED MAY 3, 1999, AND AS
                                                                          AMENDED BY SUPPLEMENT DATED DECEMBER 17, 1999

   14           Table of Contents of the Statement of Additional
                Information..........................................    Contents of the Statement of Additional
                                                                         Information

                                                                              LOCATION - STATEMENT OF ADDITIONAL
                                                                             INFORMATION DATED MAY 3, 1999, AND AS
                                                                           AMENDED BY SUPPLEMENT DATED DECEMBER 17,
 FORM N-4 ITEM NO.      PART B (STATEMENT OF ADDITIONAL INFORMATION)                         1999

        15           Cover Page.........................................  Cover page

        16           Table of Contents..................................  Table of Contents

        17           General Information and History....................  General Information and History

        18           Services...........................................  General Information and History;
                                                                          Independent Auditors

        19           Purchase of Securities Being Offered...............  Offering and Purchase of Contracts

        20           Underwriters.......................................  Offering and Purchase of Contracts

        21           Calculation of Performance Data....................  Performance Data; Average Annual Total
                                                                          Return Quotations

        22           Annuity Payments...................................  Income Phase Payments

        23           Financial Statements...............................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B


The Prospectus and Statement of Additional Information are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 10 by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-59749), as filed on April 9, 1999 and declared effective on May 3, 1999.

A Supplement dated December 17, 1999 to the Prospectus is included in Part A of this Post-Effective Amendment No. 10.

A Supplement dated December 17, 1999 to the Statement of Additional Information is included in this Post-Effective Amendment No. 10.

                          VARIABLE ANNUITY ACCOUNT I


                      Aetna Insurance Company of America


       Supplement Dated December 17, 1999 to the May 3, 1999 Prospectus


The information in this supplement amends certain information contained in the prospectus dated May 3, 1999. You should read this supplement along with the prospectus.

1.   The following information replaces the "Contract Overview--Questions:
     Contacting the Company" section on page 4 of the prospectus:

          Questions: Contacting the Company. To answer your questions, contact your local representative or write or call the Company's Service Center at:

          Aetna Financial Services
          Annuity Services
          151 Farmington Avenue
          Hartford, CT 06156-1258
          1-800-531-4547

2. All references in the prospectus to our "Home Office" are replaced with our "Service Center."

3. The following information replaces the "The Company" section on page 43 of the prospectus:

          The Company

          Aetna Insurance Company of America (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

          We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly owned subsidiary of Aetna Inc.


          We are engaged in the business of issuing life insurance and annuities. Prior to January 3, 2000 our principal executive offices are located at:

                                   151 Farmington Avenue
                                   Hartford, CT  06156

          Beginning on January 3, 2000 our principal executive offices are located at:

                                   5100 West Lemon Street
                                   Suite 213
                                   Tampa, FL  33609





Form No.: X.59749-99                                               December 1999

                           VARIABLE ANNUITY ACCOUNT I
                       Aetna Insurance Company of America

                    Supplement Dated December 17, 1999 to the
              Statement of Additional Information dated May 3, 1999


The information in this supplement amends certain information contained in the statement of additional information dated May 3, 1999 and restates the information in and replaces the statement of additional information supplement dated September 3, 1999. You should read this supplement along with the statement of additional information.

o The first two paragraph of the section entitled "GENERAL INFORMATION AND HISTORY" are deleted and replaced with the following:

     Aetna Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly-owned subsidiary of Aetna Inc. We are engaged in the business of issuing life insurance and annuities. Prior to January 3, 2000 our principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156. Beginning on January 3, 2000 our principal executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

     Aetna Life Insurance and Annuity Company (ALIAC), a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the separate account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.


o The section entitled "OFFERING AND PURCHASE OF CONTRACT" is deleted and replaced with the following:

                       OFFERING AND PURCHASE OF CONTRACTS

     The Company is the depositor and Aetna Life Insurance and Annuity Company (ALIAC) is the principal underwriter for the securities sold under the prospectus. ALIAC offers the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

Form No.: X.SAI59749-99-1                                          December 1999

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------------------------------------------
     (a) Financial Statements:
         (1)     Incorporated by reference in Part A:
                 Condensed Financial Information
         (2)     Incorporated by reference in Part B:
                 Financial Statements of Variable Annuity Account I:
                 -  Statement of Assets and Liabilities as of December 31, 1998
                 - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and December 31, 1997
                 - Condensed Financial Information for the year ended December 31, 1998
                 -  Notes to Financial Statements
                 -  Independent Auditors' Report
                 Financial Statements of Depositor:
                 -  Independent Auditors' Report
                 - Statements of Income for the years ended December 31, 1998, 1997 and 1996
                 -  Balance Sheets for the years ended December 31, 1998 and
                    1997
                 - Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                 - Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
                 -  Notes to Financial Statements

     (b) Exhibits
         (1)     Resolution of the Board of Directors of Aetna Insurance Company
                 of America establishing Variable Annuity Account I(1)
         (2)     Not Applicable
         (3.1)   Selling Agreement(1)
         (3.2)   Principal Underwriting Agreement(2)
         (3.3)   First Amendment dated January 11, 1996 to Principal
                 Underwriting Agreement(2)
         (4.1)   Variable Annuity Contract (G-MP2(5/97))(3)
         (4.2)   Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
         (4.3)   Variable Annuity Contract (IMP2(5/97))(3)
         (4.4)   Variable Annuity Contract (G2-CDA-94(IR))(1)
         (4.5)   Variable Annuity Contract (G2-CDA-94(NQ))(1)
         (4.6)   Variable Annuity Contract (G-MP2(5/96))(4)
         (4.7)   Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
         (4.8)   Endorsement (MP2NQEND(4/95))(5)
         (4.9)   Endorsement (MP2NQCERTEND(4/95))(5)
         (4.10)  Endorsement (MP2IREND(4/95))(5)

         (4.11)  Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
                 Certificate MP2CERT(5/96)(3)
         (4.12)  Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and
                 Certificate MP2CERT(5/96)(3)
         (5)     Variable Annuity Contract Application(1)
         (6.1)   Certificate of Incorporation of Aetna Insurance Company of
                 America(6)
         (6.2)   By-laws of Aetna Insurance Company of America(6)
         (7)     Not Applicable
         (8.1)   Fund Participation Agreement among Aetna Insurance Company of
                 America, Alger American Fund and Fred Alger Management, Inc.
                 dated August 30, 1995(7)
         (8.2)   Fund Participation Agreement among Calvert Responsibly Invested
                 Balanced Portfolio, Calvert Asset Management Company, Inc. and
                 Aetna Insurance Company of America dated December 1, 1997(8)
         (8.3)   Service Agreement between Calvert Asset Management Company,
                 Inc. and Aetna Insurance Company of America dated December 1,
                 1997(8)
         (8.4)   Fund Participation Agreement by and among Insurance Management
                 Series, Federated Advisers and Aetna Insurance Company of
                 America dated July 1, 1994(9)
         (8.5)   Fund Participation Agreement among Aetna Insurance Company of
                 America, Variable Insurance Products Fund and Fidelity
                 Distributors Corporation dated October 20, 1995(7)
         (8.6)   Fund Participation Agreement among Aetna Insurance Company of
                 America, Variable Insurance Products Fund II and Fidelity
                 Distributors Corporation dated October 20, 1995(7)
         (8.7)   Fund Participation Agreement among Janus Capital Corporation,
                 Aetna Insurance Company of America and Janus Aspen Series dated
                 December 8, 1997(6)
         (8.8)   Amendment to Fund Participation Agreement made as of October
                 12, 1998 to Fund Participation Agreement among Janus Capital
                 Corporation, Aetna Insurance Company of America and Janus
                 Aspen Series dated December 8, 1997(6)
         (8.9)   Service Agreement between Janus Capital Corporation and Aetna
                 Insurance Company of America dated as of December 8, 1997(6)
         (8.10)  Fund Participation Agreement among Aetna Insurance Company of
                 America and Lexington Natural Resources Trust and Lexington
                 Management Corporation dated September 1, 1995(7)
         (8.11)  Fund Participation Agreement among Aetna Insurance Company of
                 America, Lexington Emerging Markets Fund, Inc. and Lexington
                 Management Corporation dated September 1, 1995(7)
         (8.12)  Fund Participation Agreement among MFS Variable Insurance
                 Trust, Aetna Insurance Company of America and Massachusetts
                 Financial Services Company dated April 30, 1996(7)

         (8.13) First Amendment dated September 3, 1996 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services
                 Company dated April 30, 1996(10)
         (8.14) Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. dated April 1, 1997(4)
         (8.15) Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(4)
         (8.16) Fund Participation Agreement among Aetna Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation dated October 9, 1995(7)
         (8.17) Administrative Service Agreement between Aetna Insurance Company of America and Agency, Inc.(7)
         (9)     Opinion and Consent of Counsel
         (10)    Consent of Independent Auditors
         (11)    Not applicable
         (12)    Not applicable
         (13)    Schedule for Computation of Performance Data(5)
         (14.1)  Powers of Attorney(11)
         (14.2)  Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Registration Statement on Form S-2 (File No. 333-22723), as filed on March 4, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.

11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

Name and Principal
Business Address*                                      Positions and Offices with Depositor
-----------------                                      ------------------------------------

Thomas J. McInerney                                    Director and President

Shaun P. Mathews                                       Director and Senior Vice President

Steven A. Haxton                                       Director

David W. O'Leary                                       Director

Catherine H. Smith                                     Director

Deborah Koltenuk                                       Vice President, Corporate Controller, and Assistant
                                                       Treasurer

Jane A. Boyle                                          Corporate Secretary and Counsel

Therese A. Squillacote                                 Vice President and Chief Compliance Officer

Alastair G. Longley-Cook                               Vice President and Corporate Actuary

     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

Item 27.  Number of Contract Owners
-----------------------------------

     As of November 30, 1999, there were 15,536 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28.  Indemnification
-------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that

Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.  Principal Underwriters
--------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc., (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B of ALIAC, Variable Annuity Account B of ALIAC, Variable Annuity Account C of ALIAC and Variable Annuity Account G of ALIAC (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act).

     (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*                                      Positions and Offices with Underwriter
-----------------                                      --------------------------------------

Thomas J. McInerney                                    Director and President


Shaun P. Mathews                                       Director and Senior Vice President

Catherine H. Smith                                     Director

Deborah Koltenuk                                       Vice President, Corporate Controller, and Assistant
                                                       Treasurer

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and Corporate
                                                       Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Compensation as of December 31, 1998:

          (1)                       (2)                   (3)                 (4)                 (5)

                                                    Compensation on
Name of                  Net Underwriting           Redemption or         Brokerage
Principal Underwriter    Discounts and Commissions  Annuitization         Commissions         Compensation*
---------------------    -------------------------  -------------         -----------         -------------

Aetna Life Insurance                                    $486,000                               $10,435,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I.

Item 30.  Location of Accounts and Records
------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

               Aetna Insurance Company of America
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31.  Management Services
-----------------------------

     Not applicable

Item 32.  Undertakings
----------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 17th day of December, 1999.

                                       VARIABLE ANNUITY ACCOUNT I OF AETNA
                                       INSURANCE COMPANY OF AMERICA
                                         (Registrant)

                                       By: AETNA INSURANCE COMPANY OF AMERICA
                                           (Depositor)

                                       By  Thomas J. McInerney*
                                           -------------------------------------
                                           Thomas J. McInerney
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                                                                              Date
---------                        -----                                                                              ----

Thomas J. McInerney*             Director and President                                                    )
-------------------------------                                                                            )
Thomas J. McInerney              (principal executive officer)                                             )
                                                                                                           )
Deborah Koltenuk*                Vice President, Corporate Controller, and Assistant Treasurer             )   December
-------------------------------                                                                            )   17, 1999
Deborah Koltenuk                 (principal accounting and financial officer)                              )
                                                                                                           )
Steven A. Haxton*                Director                                                                  )
-------------------------------                                                                            )
Steven A. Haxton                                                                                           )
                                                                                                           )
Shaun P. Mathews*                Director                                                                  )
-------------------------------                                                                            )
Shaun P. Mathews                                                                                           )
                                                                                                           )
David W. O'Leary*                Director                                                                  )
-------------------------------                                                                            )
David W. O'Leary                                                                                           )
                                                                                                           )
Catherine H. Smith*              Director                                                                  )
-------------------------------                                                                            )
Catherine H. Smith                                                                                         )

By:  /s/ Michael A. Pignatella
     -------------------------------------
     Michael A. Pignatella
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX
Exhibit No.             Exhibit
-----------             -------

99-B.9                  Opinion and Consent of Counsel         -----------------

99-B.10                 Consent of Independent Auditors        -----------------